Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
The Company held derivative instruments with absolute notional values as follows:

	As of December 31,
	2013	2012
Interest rate caps (a)	$8,924	$5,748
Interest rate swaps	850	625
Foreign exchange swaps	746	984
Foreign exchange forward contracts	268	14

Commodity contracts (millions of gallons of unleaded gasoline)	8	—
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(a)
Represents $7.1 billion of interest rate caps sold, partially offset by approximately $1.8 billion of interest rate caps purchased at December 31, 2013 and $4.1 billion of interest rate caps sold, partially offset by approximately $1.7 billion of interest rate caps purchased at December 31, 2012. These amounts exclude $5.2 billion and $2.4 billion of interest rate caps purchased by the Company’s Avis Budget Rental Car Funding subsidiary at December 31, 2013 and 2012, respectively.

Fair Value of Derivative Instruments
Fair values (Level 2) of derivative instruments are as follows:

	As of December 31, 2013		As of December 31, 2012
	Fair Value, Asset Derivatives	Fair Value, Liability Derivatives	Fair Value, Asset Derivatives	Fair Value, Liability Derivatives
Derivatives designated as hedging instruments
Interest rate swaps (a)	$2	$1	$—	$1

Derivatives not designated as hedging instruments
Interest rate caps (b)	2	13	—	4
Interest rate swaps (a)	—	—	—	12
Foreign exchange forward contracts and swaps (c)	3	5	3	8
Commodity contracts (c)	—	—	—	—
Total	$7	$19	$3	$25
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Amounts in this table exclude derivatives issued by Avis Budget Rental Car Funding, as it is not consolidated by the Company; however, certain amounts related to the derivatives held by Avis Budget Rental Car Funding are included within accumulated other comprehensive income, as discussed in Note 16—Stockholders’ Equity.

(a)	Included in other non-current assets or other non-current liabilities.

(b)	Included in assets under vehicle programs or liabilities under vehicle programs.

(c)	Included in other current assets or other current liabilities.

Schedule of Effect of Derivatives Recognized
The effects of derivatives recognized in the Company’s Consolidated Financial Statements are as follows:

	Year Ended December 31,
	2013	2012	2011
Derivatives designated as hedging instruments
Interest rate swaps (a)	$1	$13	$33
Derivatives not designated as hedging instruments (b)
Foreign exchange forward contracts and swaps (c)	27	(31)	(19)
Interest rate caps (d)	4	(15)	(3)
Commodity contracts (e)	1	3	—
Total	$33	$(30)	$11
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(a)	Recognized, net of tax, as a component of other comprehensive income within stockholders’ equity.

(b)	Gains (losses) related to derivative instruments are expected to be largely offset by (losses) gains on the underlying exposures being hedged.

(c)
For the year ended December 31, 2013, included a $20 million gain included in interest expense and a $7 million gain included in operating expenses. For the year ended December 31, 2012, included a $32 million loss in interest expense and a $1 million gain in operating expenses. For the year ended December 31, 2011, included a $46 million loss in transaction-related costs and a $27 million gain in operating expenses.

(d)
For the year ended December 31, 2013, $1 million of expense is included in vehicle interest, net and a $5 million gain is included in interest expense. For the year ended December 31, 2012, amounts are included in vehicle interest, net. For the year ended December 31, 2011, $2 million of expense is included in vehicle interest, net and $1 million of expense is included in interest expense.

(e)	Included in operating expenses.

Schedule of Carrying Amounts and Estimated Fair Values
The carrying amounts and estimated fair values of financial instruments are as follows:

	As of December 31, 2013		As of December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Corporate debt
Short-term debt and current portion of long-term debt, excluding convertible debt	$23	$23	$57	$58
Long-term debt, excluding convertible debt (a)	3,305	3,416	2,720	2,903
Convertible debt (a)	66	159	128	171

Debt under vehicle programs
Vehicle-backed debt due to Avis Budget Rental Car Funding (a)	$5,656	$5,732	$5,203	$5,391
Vehicle-backed debt (a)	1,668	1,675	1,599	1,613
Interest rate swaps and interest rate caps (b)	13	13	4	4
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(a)	The fair value measurements are based on significant observable inputs (Level 2).

(b)	Derivatives in liability position.